UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	      		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		February 14, 2006

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		52
Form 13F Information Table Value Total:		$4,403,216

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Inc                      COMMON     00206R102       314   12840 SH        SOLE            12840
Acco Brands Corp              COMMON     00081T108      8440  344500 SH      DEFINED   01     344500
Albertsons Inc                COMMON     013104104     27247 1276200 SH      DEFINED   01    1276200
Alcan Inc                     COMMON     013716105      1522   37166 SH        SOLE            37166
Amgen Inc                     COMMON     031162100      5772   73194 SH        SOLE            73194
Apollo Group Inc               CL A      037604105     43754  723681 SH        SOLE           723681
BB&T Corp                     COMMON     054937107      1474   35173 SH        SOLE            35173
Bally Total Fitness Hldg      COMMON     05873K108        79   12563 SH      DEFINED   01      12563
Burlington Res Inc            COMMON     122014103     70253  815000 SH      DEFINED   01     815000
Cardinal Health Inc           COMMON     14149Y108      4195   61012 SH        SOLE            61012
Caremark RX Inc               COMMON     141705103     67324 1299938 SH        SOLE          1299938
Chiron Corp                   COMMON     170040109      3459   77800 SH      DEFINED   01      77800
Conexant Systems Inc          COMMON     207142100      1965  869338 SH        SOLE           869338
Credence Sys Corp             COMMON     225302108       410   58916 SH        SOLE            58916
Engineered Support Sys In     COMMON     292866100     43964 1055800 SH      DEFINED   01    1055800
Expedia Inc                   COMMON     30212P105     12767  532828 SH      DEFINED   01     532828
Fisher Scientific Intl In     COMMON     338032204     18442  298119 SH        SOLE           298119
GTech Hldgs Corp              COMMON     400518106     79350 2500000 SH      DEFINED   01    2500000
General Electric Co           COMMON     369604103     12117  345699 SH        SOLE           345699
Guidant Corp                  COMMON     401698105    500220 7725400 SH      DEFINED   01    7725400
IAC InterActiveCorp           COMMON     44919P300     15084  532828 SH      DEFINED   01     532828
IMS Health Inc                COMMON     449934108     49840 2000000 SH      DEFINED   01    2000000
Ivax Corp                     COMMON     465823102    34752511092400 SH      DEFINED   01   11092400
JP Morgan Chase & Co          COMMON     46625H100     57682 1453306 SH        SOLE          1453306
Juniper Networks Inc          COMMON     48203R104     31737 1423169 SH        SOLE          1423169
Kerr McGee Corp               COMMON     492386107     51412  565843 SH      DEFINED   01     565843
MBNA Corp                     COMMON     55262L100    35609413115800 SH      DEFINED   01   13115800
MCI Inc                       COMMON     552691107     29811 1510967 SH        SOLE          1510967
Manulife Finl Corp            COMMON     56501R106     15691  267295 SH        SOLE           267295
Monogram Biosciences Inc      COMMON     60975U108       347  185299 SH      DEFINED   01     185299
Nextel Partners Inc            CL A      65333F107    139700 5000000 SH      DEFINED   01    5000000
Open Text Corp                COMMON     683715106      1144   81106 SH        SOLE            81106
Pfizer Inc                    COMMON     717081103     34980 1500000 SH      DEFINED   01    1500000
Placer Dome Inc               COMMON     725906101    36694216002700 SH      DEFINED   01   16002700
Renal Care Group Inc          COMMON     759930100     89733 1896700 SH      DEFINED   01    1896700
Scientific Atlanta Inc        COMMON     808655104    262167 6087000 SH      DEFINED   01    6087000
Sensient Technologies Cor     COMMON     81725T100     25472 1423029 SH      DEFINED   01    1423029
Serena Software Inc           COMMON     817492101      1851   78969 SH        SOLE            78969
Siebel Sys Inc                COMMON     826170102    14603613803000 SH      DEFINED   01   13803000
Simon Ppty Group Inc          COMMON     828806109      3785   49392 SH        SOLE            49392
Sprint Nextel Corp           COM FON     852061100    58847125191400 SH      DEFINED   01   25191400
Symantec Corp                 COMMON     871503108    39206722403800 SH      DEFINED   01   22403800
Telewest Global Inc           COMMON     87956T107    142920 6000000 SH      DEFINED   01    6000000
Teva Pharmaceutical Inds       ADR       881624209     15471  359718 SH        SOLE           359718
Time Warner Inc               COMMON     887317105     26265 1506000 SH      DEFINED   01    1506000
TXU Corp                      COMMON     873168108     37141  740000 SH      DEFINED   01     740000
UICI                          COMMON     902737105    105909 2982500 SH      DEFINED   01    2982500
UnitedHealth Group Inc        COMMON     91324P102     16149  259886 SH        SOLE           259886
Univision Communications       CL A      914906102       389   13230 SH        SOLE            13230
Viacom Inc                     CL A      925524100     11883  362733 SH        SOLE           362733
Viacom Inc                     CL B      925524308    135248 4148717 SH      DEFINED   01    4148717
Yellow Roadway Corp           COMMON     985577105      1205   27018 SH        SOLE            27018

                                                     4403216